Other Long-Term Assets	12 Months Ended
Dec. 31, 2025
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Other Long-Term Assets
25.	Other Long-Term Assets
The composition of other long-term assets is shown below:

		December 31	December 31

(in thousands)	Note	2025	2024

Intangible assets		$1,120	$1,503

Debt issue costs-Revolving Facility	17.1	4,702	5,101

Refundable deposit-777 PMPA		10,163	9,413

Subscription rights		-	3,114

Other		542	2,485

Total other long-term assets		$16,527	$21,616
Subscription Rights
The subscription rights from 2024 were converted to common shares during the first quarter of 2025 and were reclassified to Long-Term Equity Investments.
Refundable Deposit – 777 PMPA
On August 8, 2012, the Company entered into a PMPA with Hudbay in respect to the 777 mine. Under the terms of the 777 PMPA, should the market value of gold and silver delivered to Wheaton through the initial 40 year term of the contract, net of the per ounce cash payment, be lower than the initial $455 million upfront consideration, the Company is entitled to a refund of the difference (the “Refundable Deposit”) at the conclusion of the 40 year term. On June 22, 2022, Hudbay announced that mining activities at the 777 mine have concluded after the reserves were depleted and closure activities have commenced. The balance of the Refundable Deposit is $78 million.